Equity Instruments (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Number of Options
Number of Options, Outstanding, Beginning Balance	322,302	0
Number of Options, Granted	441,999	326,469
Number of Options, Exercised	0	0
Number of Options, Forfeited/Cancelled	(2,084)	(4,167)
Number of Options, Outstanding, Ending Balance	762,217	322,302
Number of Options, Exercisable	254,131	139,798
Number of Options, Available for grant at June 30, 2016	71,117	511,032
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 18.01	$ 0
Weighted Average Exercise Price, Granted	3.23	18.01
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Forfeited/Cancelled	18.12	18.12
Weighted Average Exercise Price, Outstanding, Ending Balance	3.52	18.01
Weighted Average Exercise Price, Exercisable at June 30, 2016	$ 3.44	$ 16.76
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Excercisable (in years)	9 years 5 months 1 day	9 years 5 months 1 day
Weighted Average Remaining Contractual Life, Outstanding (in years)	9 years 5 months 23 days	9 years 3 months 29 days